Provision for contingencies (Detils Text) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Provision For Contingencies Details Text
Tax lawsuits classified as possible losses, for which no provision was recognized	R$ 165,862	R$ 67,401